Financial instruments - Activity in level 3 financial liabilities (Details) - Level 3 - Contingent consideration liabilities - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (98)	$ (112)
Accretion for passage of time	(4)	(4)
Adjustments for changes in assumptions	0	7
Balance as of June 30	$ (102)	$ (109)